SEGMENT INFORMATION - Financial Information by Geographic Regions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	$ 7,100	$ 6,593	$ 8,203
Non-current assets	96,569	102,942
United States
Disclosure of geographical areas [line items]
Revenue	4,911	4,743	5,926
Non-current assets	64,695	68,769
Canada
Disclosure of geographical areas [line items]
Revenue	421	424	536
Non-current assets	5,446	5,461
Australia
Disclosure of geographical areas [line items]
Revenue	322	182	210
Non-current assets	4,081	3,765
Europe
Disclosure of geographical areas [line items]
Revenue	887	592	901
Non-current assets	16,956	15,724
Brazil
Disclosure of geographical areas [line items]
Revenue	71	82	117
Non-current assets	656	1,396
China
Disclosure of geographical areas [line items]
Revenue	3	94	6
Non-current assets	294	91
India
Disclosure of geographical areas [line items]
Revenue	274	287	288
Non-current assets	4,191	4,045
South Korea
Disclosure of geographical areas [line items]
Revenue	211	189	219
Non-current assets	0	3,518
United Arab Emirates
Disclosure of geographical areas [line items]
Revenue	0	0	$ 0
Non-current assets	$ 250	$ 173